ANNUAL REPORT

FRANKLIN MONEY FUND

JUNE 30, 1999





SHAREHOLDER LETTER

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Money Fund seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment objective. The Portfolio, in turn, invests in various money market instruments such as U.S. government securities and other U.S. dollar-denominated securities. The fund attempts to maintain a stable net asset value of $1.00 per share.(1)

--------------------------------------------------------------------------------
Dear Shareholder:

This annual report for Franklin Money Fund covers the period ended June 30, 1999.

During the year under review, domestic economic growth continued at a robust pace. Real U.S. gross domestic product (GDP) growth for the first three quarters of the fund's fiscal year averaged 4.7% annualized, and most projections for the final quarter ending in June are also above the Federal Reserve Board's (the Fed's) targeted long-term growth rate of 2.5%. For nearly the past year and a half, U.S. economic performance has reflected a balance between the effects of weakness abroad and a surge in credit-driven spending by U.S. households. Reduced inflation associated with recession in much of the rest of the world, along with the Fed's easing in fall 1998 when credit growth threatened to falter, allowed for substantial declines in interest rates. This combination also increased equity and real estate prices that, in turn, powered domestic spending. The result has been an enviable position of rapid economic growth coupled with low inflation and rising asset prices.


1. There is no assurance that the fund's $1.00 per share price will be maintained. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 5 of this report.



CONTENTS



Shareholder Letter ...............................     1

Performance Summary ..............................     3

Financial Highlights &
Statement of Investments .........................     4

Financial Statements .............................     6

Notes to
Financial Statements .............................     9

Independent
Auditors' Report .................................    11

[FUND CATEGORY PYRAMID]


Foreign growth is now beginning to improve, however. The emerging markets crisis has largely dissipated, and forecasts point to a return to more normal growth. Even Japan, mired in a deep recession for years, showed signs of life during the period under review, with an annualized first quarter GDP of 4.3%, well above estimates.

The prospect of sizzling domestic demand and a stronger global backdrop posed a realistic threat that the U.S. economy might overheat. An unexpected spike in April's inflation number coupled with strength in oil prices put the market on notice. In response, the Fed raised the federal funds target rate 0.25%, to 5.00%, at its June meeting. The bond market has also reacted unfavorably to the prospect of higher inflation, and the 30-year Treasury yield rose from it's all-time low of 4.70% on October 5, 1998, to 5.98% on June 30, 1999.

Reflecting a 50 basis point (0.50%) net reduction in the federal funds target rate over the past year, the fund's seven-day yield during the reporting period declined from 4.99% on June 30, 1998, to 4.36% on June 30, 1999.

We continue to invest the fund's assets in only the highest quality money market securities. For example, on June 30, 1999, over 75% of the securities purchased for the portfolio carried AA or higher long-term credit ratings by Standard & Poor's and Moody's, national credit rating agencies, with the balance rated A.(2) Consistent with the fund's objective of providing shareholders with a higher quality and conservative investment vehicle, we do not invest the fund's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of June 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ C. B. Johnson
-----------------

Charles B. Johnson
Chairman
Franklin Money Fund




2. This does not indicate a rating for the fund.


PERFORMANCE SUMMARY
6/30/99
---------------------------------------------

Seven-day effective yield*              4.46%
Seven-day annualized yield              4.36%


*The seven-day effective yield assumes the compounding of daily dividends, and reflects fluctuations in interest rates on portfolio investments, as well as fund expenses. Yields should be viewed in terms of the current, low rate of inflation -- just as high inflation usually results in higher yields, low inflation often results in lower yields.

Franklin Advisers, Inc., the fund's administrator and the manager of the fund's underlying portfolio, has agreed in advance to waive a portion of its fees, which reduces expenses and increases yield to shareholders. Without these reductions, the fund's yield would have been lower. The fee waiver may be discontinued at any time upon notice to the fund's Board of Directors.

Past performance is not predictive of future results.


FRANKLIN MONEY FUND
FINANCIAL HIGHLIGHTS


                                                                                YEAR ENDED JUNE 30,
                                                       ---------------------------------------------------------------------
                                                             1999          1998            1997       1996            1995+
                                                       ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............     $      1.00    $      1.00    $      1.00   $      1.00    $     1.00
                                                       ---------------------------------------------------------------------
Income from investment operations -
     net investment income .......................            .046           .050           .048          .049          .030

Less distributions from net investment income ....           (.046)         (.050)         (.048)        (.049)        (.030)
                                                       ---------------------------------------------------------------------
Net asset value, end of period ...................     $      1.00    $      1.00    $      1.00   $      1.00    $     1.00
                                                       =====================================================================
Total return* ....................................            4.66%          5.10%          4.88%         4.99%         3.07%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................     $ 1,969,264    $ 1,722,424    $ 1,498,238   $ 1,172,639    $1,018,966
Ratios to average net assets:
 Expenses(1)......................................             .67%           .68%           .73%          .75%          .80%**
 Expenses excluding waiver and payments
     by affiliate(1) . ...........................             .67%           .69%           .74%          .76%          .82%**
 Net investment income ...........................            4.54%          4.99%          4.78%         4.86%         5.19%**


+   For the period December 1, 1994 to June 30, 1995.

*   Total return is not annualized for periods less than one year.

**  Annualized.

(1) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

                       See notes to financial statements.


FRANKLIN MONEY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999



                                                                  SHARES                VALUE
-------------------------------------------------------------------------------------------------
MUTUAL FUNDS 109.3%
The Money Market Portfolio (Note 1)(COST $2,152,976,361)       2,152,976,361      $ 2,152,976,361
OTHER ASSETS, LESS LIABILITIES (9.3%) ..................                             (183,712,165)
                                                                                  ---------------
NET ASSETS 100.0% ......................................                          $ 1,969,264,196
                                                                                  ===============


                       See notes to financial statements.



FRANKLIN MONEY FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999


Assets:
 Investments in securities, at value and cost     $2,152,976,361
  Receivables for capital shares sold .......         16,073,850
                                                  --------------
      Total assets ..........................      2,169,050,211
                                                  --------------
Liabilities:
 Payables:
  Capital shares redeemed ...................        195,095,178
  Affiliates ................................            851,208
  Shareholders ..............................          2,878,533
 Other liabilities ..........................            961,096
                                                  --------------
      Total liabilities .....................        199,786,015
                                                  --------------
Net assets, at value ........................     $1,969,264,196
                                                  ==============
Shares outstanding ..........................      1,969,264,196
                                                  ==============
Net asset value per share ...................     $         1.00
                                                  ==============


                       See notes to financial statements.



FRANKLIN MONEY FUND
FINANCIAL STATEMENTS (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1999

Investment income:
 Dividends .........................................     $108,710,948
                                                         ------------
Expenses:
 Administrative fees (Note 3) ......................        6,256,919
 Transfer agent fees (Note 3) ......................        3,136,689
 Reports to shareholders ...........................        1,458,456
 Registration and filing fees ......................          208,480
 Professional fees .................................           40,734
 Directors' fees and expenses ......................           78,081
 Other .............................................           35,066
                                                         ------------
      Total expenses ...............................       11,214,425
                                                         ------------
       Net investment income .......................     $ 97,496,523
                                                         ------------
Net increase in net assets resulting from operations     $ 97,496,523
                                                         ============


                       See notes to financial statements.



FRANKLIN MONEY FUND
FINANCIAL STATEMENTS (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 1999 AND 1998


                                                                             1999                1998
                                                                      ------------------------------------
Increase (decrease) in net assets:
  Operations:
   Net investment income ........................................     $    97,496,523      $    80,832,633
  Distributions to shareholders from net investment income ......         (97,496,523)         (80,832,633)
  Capital share transactions (Note 2) ...........................         246,840,127          224,186,175
                                                                      ------------------------------------
      Net increase in net assets ................................         246,840,127          224,186,175
Net assets (there is no undistributed net investment income
 at beginning or end of year):
 Beginning of year ..............................................       1,722,424,069        1,498,237,894
                                                                      ------------------------------------
 End of year ....................................................     $ 1,969,264,196      $ 1,722,424,069
                                                                      ====================================


                       See notes to financial statements.


FRANKLIN MONEY FUND
NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide a high level of current income consistent with liquidity and preservation of capital.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of June 30, 1999, the Fund owns 58.63% of the Portfolio.

b. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


FRANKLIN MONEY FUND
NOTES TO FINANCIAL STATEMENTS (continued)


2. CAPITAL STOCK

At June 30, 1999, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:


                                         YEAR ENDED JUNE 30,
                               --------------------------------------
                                     1999                   1998
                               --------------------------------------

Shares sold ..............     $ 16,988,654,925      $  8,456,151,266
Shares issued in reinvest-
 ment of distributions ...           97,341,442            80,528,046
Shares redeemed ..........      (16,839,156,240)       (8,312,493,137)
                               --------------------------------------
Net increase .............     $    246,840,127      $    224,186,175
                               ======================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's administrative manager and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers based on the net assets of the Fund as follows:


       ANNUALIZED
        FEE RATE         DAILY NET ASSETS
        --------------------------------------------------------------------

          .455%          First $100 million
          .330%          Over $100 million, up to and including $250 million
          .280%          Over $250 million


4. INCOME TAXES

At June 30, 1999, the Fund had tax basis capital losses in the amount of $4,801, which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:

         2001                                  $  763
         2002                                   4,038
                                               ------
                                               $4,801
                                               ======


FRANKLIN MONEY FUND
INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
FRANKLIN MONEY FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Money Fund (the "Fund") at June 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
August 3, 1999


THE MONEY MARKET PORTFOLIOS
FINANCIAL HIGHLIGHTS


THE MONEY MARKET PORTFOLIO

                                                                                       YEAR ENDED JUNE 30,
                                                             -----------------------------------------------------------------
                                                                   1999         1998         1997          1996          1995
                                                             -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................    $     1.00    $     1.00    $     1.00   $     1.00   $     1.00
                                                             ----------------------------------------------------------------
Income from investment operations - net investment income          .051          .055          .053         .055         .053
Less distributions from net investment income ...........         (.051)        (.055)        (.053)       (.055)       (.053)
                                                             ----------------------------------------------------------------
Net asset value, end of year ............................    $     1.00    $     1.00    $     1.00   $     1.00   $     1.00
                                                             ----------------------------------------------------------------
Total return* ...........................................          5.18%         5.64%         5.47%        5.66%        5.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................    $3,672,404    $2,043,629    $1,773,546   $1,550,085   $1,305,574
Ratios to average net assets:
 Expenses ...............................................           .15%          .15%          .15%         .15%         .15%
 Expenses excluding waiver and payments by affiliate ....           .15%          .16%          .16%         .16%         .16%
 Net investment income ..................................          5.04%         5.50%         5.34%        5.50%        5.42%


*Total return is not annualized for periods less than one year.


                       See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 1999


                                                                                                 PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                                       AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------------
 BANK NOTES 3.4%
 NationsBank NA, Charlotte Branch, 4.87% - 5.27%, 8/02/99 - 10/18/99 ......................    $100,000,000    $100,000,718
 Wachovia Bank NA, North Carolina Branch, 4.92%, 8/26/99 ..................................      25,000,000      25,000,384
                                                                                                               ------------
 TOTAL BANK NOTES (COST $125,001,102) .....................................................                     125,001,102
                                                                                                               ------------
 CERTIFICATES OF DEPOSIT 27.2%
 ABN-AMRO Bank NV, Chicago Branch, 5.10%, 4/07/00 .........................................      24,000,000      23,994,659
 Australia & New Zealand Banking Group, New York Branch, 5.065% - 5.09%, 09/17/99 - 9/29/99      75,000,000      75,001,493
 Bank of Montreal, Chicago Branch, 5.12% - 5.245%, 3/02/00 - 4/10/00 ......................      50,000,000      49,994,749
 Bank of Nova Scotia, Portland Branch, 4.97%, 9/02/99 .....................................      25,000,000      25,000,432
 Barclays Bank PLC, New York Branch, 4.99% - 5.005%, 9/07/99 - 9/10/99 ....................      75,000,000      75,001,915
 Bayerische Landesbank, New York Branch, 4.91%, 7/02/99 ...................................      25,000,000      25,000,007
 Bayerische Vereinsbank, New York Branch, 4.92%, 7/01/99 - 7/06/99 ........................      50,000,000      50,000,000
 Credit Agricole Indosuez, New York Branch, 4.90% - 5.31%, 7/12/99 - 1/13/00 ..............     100,000,000     100,006,049
 Credit Communal De Belgique, New York Branch, 5.01%, 9/03/99 .............................      25,000,000      25,000,878
 Den Danske Bank, New York Branch, 5.08%, 9/21/99 .........................................      25,000,000      25,000,562
 Deutsche Bank AG, New York Branch, 5.27% - 5.62%, 3/03/00 - 6/26/00 ......................     124,000,000     123,960,604
 Landesbank Hessen Thuringen, New York Branch, 4.88%, 7/14/99 .............................      25,000,000      25,000,045
 Morgan Guaranty & Trust, New York Branch, 4.95% - 5.07%, 9/22/99 - 9/23/99 ...............      50,000,000      49,989,147
 National Westminster Bank PLC, New York Branch, 5.13%, 10/08/99 ..........................      25,000,000      25,000,677
 Rabobank Nederland NV, New York Branch, 5.41% - 5.64%, 7/30/99 - 6/01/00 .................      25,500,000      25,491,408
 Royal Bank of Canada, New York Branch, 4.91% - 5.70%, 8/09/99 - 7/03/00 ..................      50,000,000      49,997,964
 Societe Generale, New York Branch, 4.86% - 5.11%, 7/26/99 - 10/04/99 .....................      50,000,000      50,000,000
 Svenska Handelsbanken, New York Branch, 4.875%, 7/16/99 ..................................      25,000,000      25,000,050
 Toronto Dominion Bank, New York Branch, 4.90% - 5.10%, 10/25/99 - 2/22/00 ................      50,000,000      49,994,548
 UBS AG, New York Branch, 4.93% - 5.27%, 10/15/99 - 11/10/99 ..............................     100,000,000     100,003,298
                                                                                                               ------------
 TOTAL CERTIFICATES OF DEPOSIT (COST $998,438,485) ........................................                     998,438,485
                                                                                                               ------------
(a)COMMERCIAL PAPER 39.1%
 Abbey National North America Corp., 4.74% - 4.82%, 7/08/99 - 7/22/99 .....................      85,000,000      84,825,176
 American Express Credit Corp., 4.79% - 5.03%, 7/08/99 - 8/20/99 ..........................     125,000,000     124,420,569
 Associates Corp. of North America, 4.85% - 4.92%, 8/12/99 - 8/31/99 ......................     100,000,000      99,300,300
 BIL North America Inc., 4.805%, 7/23/99 ..................................................      25,000,000      24,926,590
 Canadian Imperial Holdings Inc., 5.75%, 7/01/99 ..........................................     125,000,000     125,000,000
 Chevron U.K. Investment PLC, 4.85%, 9/01/99 ..............................................       5,000,000       4,958,236
 Coca Cola Co., 5.00%, 9/16/99 - 9/24/99 ..................................................      50,000,000      49,437,500
 Cregem North America Inc., 4.80% - 4.87%, 7/06/99 - 8/25/99 ..............................      80,000,000      79,629,125
 Den Danske Corp. Inc., 4.81% - 4.82%, 7/13/99 - 7/27/99 ..................................      50,000,000      49,872,986
 Dupont De Nemours Co., 4.79%, 7/07/99 ....................................................      25,000,000      24,980,042
 Ford Motor Credit Co., 5.02% - 5.05%, 9/08/99 - 9/30/99 ..................................     100,000,000      98,913,444
 General Electric Capital Corp., 4.75% - 5.03%, 7/09/99 - 8/10/99 .........................     125,000,000     124,630,611
 Halifax PLC, 4.80%, 11/01/99 .............................................................      25,000,000      24,590,000
 International Nederlanden (U.S.) Funding Corp., 4.82% - 5.03%, 7/09/99 - 7/23/99 .........     125,000,000     124,686,792
 Merrill Lynch & Co. Inc., 4.80% - 4.90%, 8/04/99 - 8/27/99 ...............................      50,000,000      49,692,708
 Morgan Stanley Dean Witter & Co., 4.83%, 8/05/99 - 8/06/99 ...............................      50,000,000      49,761,854
 National Australian Funding (DE) Inc., 5.09%, 11/05/99 ...................................      30,000,000      29,461,308
 National Rural Utilities Cooperative Finance Corp., 5.02% - 5.05%, 9/20/99 - 10/5/99 .....      75,000,000      74,074,181
 Province of British Columbia, 4.78% - 5.03%, 9/02/99 - 10/18/99 ..........................      29,359,000      29,001,338
 Salomon Smith Barney Holdings Inc., 4.80% - 4.94%, 7/30/99 - 8/23/99 .....................      50,000,000      49,721,514


THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (CONT.)

                                                                                                    PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                                          AMOUNT               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
(a)COMMERCIAL PAPER (CONT.)
 Societe Generale NA Inc., 4.86% - 4.88%, 8/17/99 - 8/24/99 ................................    $    50,000,000     $    49,658,472
 Svenska Handelsbanken Inc., 4.80% - 4.81%, 7/14/99 - 8/11/99 ..............................         30,000,000          29,873,297
 Westpac Capital Corp., 4.80% - 4.81%, 7/13/99 - 11/09/99 ..................................         35,000,000          34,547,300
                                                                                                                    ---------------
 TOTAL COMMERCIAL PAPER (COST $1,435,963,343) ..............................................                          1,435,963,343
                                                                                                                    ---------------
 TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $2,559,402,930) ......................                          2,559,402,930
                                                                                                                    ---------------
(b)REPURCHASE AGREEMENTS 30.7%
   Barclays Capital Inc., 4.75%, 7/01/99 (Maturity Value $100,013,194) .....................        100,000,000         100,000,000
       Collateralized by U.S. Treasury Notes
   CIBC Oppenheimer Corp., 4.80%, 7/01/99 (Maturity Value $200,026,667) ....................        200,000,000         200,000,000
       Collateralized by U.S. Treasury Notes
   Dresdner Kleinwort Benson, North America LLC 4.75%, 7/01/99 (Maturity Value $200,026,389)        200,000,000         200,000,000
       Collateralized by U.S. Treasury Notes
   Goldman, Sachs & Co., 4.65%, 7/01/99 (Maturity Value $50,006,458) .......................         50,000,000          50,000,000
       Collateralized by U.S. Treasury Notes
   J.P. Morgan Securities Inc., 4.89%, 7/01/99 (Maturity Value $89,012,089) ................         89,000,000          89,000,000
       Collateralized by U.S. Treasury Notes
   Morgan Stanley & Co. Inc., 4.75%, 7/01/99 (Maturity Value $88,871,725) ..................         88,860,000          88,860,000
       Collateralized by U.S. Treasury Notes
   NationsBanc Montgomery Securities LLC, 4.70%, 7/01/99 (Maturity Value $200,026,111) .....        200,000,000         200,000,000
       Collateralized by U.S. Treasury Notes
   Warburg Dillon Read LLC, 4.80%, 7/01/99 (Maturity Value $200,026,667) ...................        200,000,000         200,000,000
       Collateralized by U.S. Treasury Notes
                                                                                                                    ---------------
   TOTAL REPURCHASE AGREEMENTS (COST $1,127,860,000) .......................................                          1,127,860,000
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $3,687,262,930) 100.4% ..........................................                          3,687,262,930
   OTHER ASSETS, LESS LIABILITIES (.4)% ....................................................                            (14,859,145)
                                                                                                                    ---------------
   NET ASSETS 100.0% .......................................................................                        $ 3,672,403,785
                                                                                                                    ===============


(a) Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the portfolio.

(b) See note 1(b) regarding repurchase agreements.

                       See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
FINANCIAL HIGHLIGHTS


THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                                              YEAR ENDED JUNE 30,
                                                           --------------------------------------------------------
                                                                1999      1998        1997         1996      1995
                                                           --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                           --------------------------------------------------------
Income from investment operations - net investment income      .049        .054        .052        .054        .052

Less distributions from net investment income ...........     (.049)      (.054)      (.052)      (.054)      (.052)
                                                           --------------------------------------------------------
Net asset value, end of year ............................  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                           --------------------------------------------------------
Total return* ...........................................      4.97%       5.53%       5.34%       5.55%       5.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................  $258,458    $263,226    $285,629    $285,701    $474,654
Ratios to average net assets:
 Expenses ...............................................       .15%        .15%        .15%        .15%        .15%
 Expenses excluding waiver and payments by affiliate ....       .15%        .16%        .16%        .17%        .16%
 Net investment income ..................................      4.84%       5.40%       5.20%       5.45%       5.25%


*Total return is not annualized for periods less than one year.

                       See notes to financial statements.



THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 1999


                                                                                             PRINCIPAL
 THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                         AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------
 GOVERNMENT SECURITIES 31.1%
 U.S. Treasury Notes, 6.00%, 8/15/99 .....................................................  $ 10,000,000  $ 10,009,124
 U.S. Treasury Notes, 5.875%, 8/31/99 ....................................................    15,000,000    15,027,279
 U.S. Treasury Notes, 6.875%, 8/31/99 ....................................................    20,000,000    20,057,498
 U.S. Treasury Notes, 7.125%, 9/30/99 ....................................................     5,000,000     5,027,612
 U.S. Treasury Notes, 5.875%, 11/15/99 ...................................................    20,000,000    20,083,650
 U.S. Treasury Notes, 6.375%, 05/15/00 ...................................................    10,000,000    10,104,429
                                                                                                          ------------
 TOTAL GOVERNMENT SECURITIES (COST $80,309,592) ..........................................                  80,309,592
                                                                                                          ------------
(b)REPURCHASE AGREEMENTS 68.4%
 Barclays Capital Inc., 4.75%, 7/01/99 (Maturity Value $12,001,583)
  Collateralized by U.S. Treasury Notes ..................................................    12,000,000    12,000,000
 CIBC Oppenheimer Corp., 4.80%, 7/01/99 (Maturity Value $12,001,600)
  Collateralized by U.S. Treasury Notes ..................................................    12,000,000    12,000,000
 Dresdner Kleinwort Benson, North America LLC, 4.75%, 7/01/99 (Maturity Value $12,001,583)
  Collateralized by U.S. Treasury Notes ..................................................    12,000,000    12,000,000
 J.P. Morgan Securities Inc., 4.79%, 7/01/99 (Maturity Value $22,437,985)
  Collateralized by U.S. Treasury Bills, U.S. Treasury Notes .............................    22,435,000    22,435,000
 J.P. Morgan Securities Inc., 4.89%, 7/01/99 (Maturity Value $30,004,075)
  Collateralized by U.S. Treasury Bills, U.S. Treasury Notes .............................    30,000,000    30,000,000
 Merrill Lynch Government Securities Inc., 4.65%, 7/01/99 (Maturity Value $12,001,550)
  Collateralized by U.S. Treasury Notes ..................................................    12,000,000    12,000,000
 Morgan Stanley & Co. Inc., 4.75%, 7/01/99 (Maturity Value $52,441,919)
  Collateralized by U.S. Treasury Bills, U.S. Treasury Notes .............................    52,435,000    52,435,000
 NationsBanc Montgomery Securities LLC, 4.70%, 7/01/99 (Maturity Value $12,001,567)
  Collateralized by U.S. Treasury Notes ..................................................    12,000,000    12,000,000
 Warburg Dillon Read LLC, 4.80%, 7/01/99 (Maturity Value $12,001,600)
  Collateralized by U.S. Treasury Notes ..................................................    12,000,000    12,000,000
                                                                                                          ------------
 TOTAL REPURCHASE AGREEMENTS (COST $176,870,000) .........................................                 176,870,000
                                                                                                          ------------
 TOTAL INVESTMENTS (COST $257,179,592) 99.5% .............................................                 257,179,592
 OTHER ASSETS, LESS LIABILITIES .5% ......................................................                   1,278,789
                                                                                                          ------------
 NET ASSETS 100.0% .......................................................................                $258,458,381
                                                                                                          ============

(b)See note 1(b) regarding repurchase agreements.


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1999

                                                                  THE U.S.
                                                                 GOVERNMENT
                                                    THE          SECURITIES
                                               MONEY MARKET      MONEY MARKET
                                                 PORTFOLIO         PORTFOLIO
                                               ------------------------------

Assets:
 Investments in securities, at value and cost  $2,559,402,930  $   80,309,592
 Repurchase agreements, at value and cost ...   1,127,860,000     176,870,000
 Cash .......................................           1,482           1,226
 Interest receivable ........................      10,623,714       1,324,040
                                               ------------------------------
      Total assets ..........................   3,697,888,126     258,504,858
                                               ------------------------------
Liabilities:
 Payables:
  Investment securities purchased ...........      24,997,585              --
  Affiliates ................................         424,491          43,814
 Other liabilities ..........................          62,265           2,663
                                               ------------------------------
      Total liabilities .....................      25,484,341          46,477
                                               ------------------------------
Net assets, at value ........................  $3,672,403,785  $  258,458,381
                                               ==============================
Shares outstanding ..........................   3,672,403,785     258,458,381
                                               ==============================
Net asset value per share ...................  $         1.00  $         1.00
                                               ==============================

                       See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
FINANCIAL STATEMENTS (continued)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1999


                                                                         THE U.S.
                                                                        GOVERNMENT
                                                           THE          SECURITIES
                                                      MONEY MARKET     MONEY MARKET
                                                        PORTFOLIO        PORTFOLIO
                                                      -----------------------------
Investment income:
 Interest ..........................................  $ 138,357,052   $  14,596,792
                                                      -----------------------------
Expenses:
 Management fees (Note 3) ..........................      3,996,761         437,891
 Custodian fees ....................................         26,396           2,992
 Reports to shareholders ...........................          2,109             222
 Professional fees .................................         52,539           5,317
 Other .............................................         19,159              --
                                                      -----------------------------
      Total expenses ...............................      4,096,964         446,422
      Expenses waived/paid by affiliate (Note 3) ...        (95,954)         (7,712)
                                                      -----------------------------
       Net expenses ................................      4,001,010         438,710
                                                      -----------------------------
        Net investment income ......................    134,356,042      14,158,082
                                                      -----------------------------
Net realized gain from investments .................            651              --
                                                      -----------------------------
Net increase in net assets resulting from operations  $ 134,356,693   $  14,158,082
                                                      =============================

                       See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
FINANCIAL STATEMENTS (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 1999 AND 1998

                                                                                             THE U.S. GOVERNMENT SECURITIES
                                                           THE MONEY MARKET PORTFOLIO            MONEY MARKET PORTFOLIO
                                                      ----------------------------------------------------------------------
                                                             1999               1998               1999              1998
                                                      ----------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................  $   134,356,042    $   108,653,664   $    14,158,082   $    14,190,444
  Net realized gain from investments ...............              651                 --                --                --
                                                      ----------------------------------------------------------------------
      Net increase in net assets resulting from
        operations .................................      134,356,693        108,653,664        14,158,082        14,190,444
 Distributions to shareholders from net investment
   income ..........................................     (134,356,693)+     (108,653,664)      (14,158,082)      (14,190,444)
 Capital share transactions (Note 2) ...............    1,628,774,482        270,083,314        (4,767,997)        4,597,201
                                                      ----------------------------------------------------------------------
      Net increase (decrease) in net assets ........    1,628,774,482        270,083,314        (4,767,997)        4,597,201
Net assets (there is no undistributed net investment
 income at beginning or end of year):
  Beginning of year ................................    2,043,629,303      1,773,545,989       263,226,378       258,629,177
                                                      ----------------------------------------------------------------------
  End of year ......................................  $ 3,672,403,785    $ 2,043,629,303   $   258,458,381   $   263,226,378
                                                      ======================================================================


+ Distributions were increased by a net realized gain from investments of $651.

                       See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide a high level of current income consistent with preservation of capital and liquidity. The following summarizes the Portfolios' significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 1999, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (continued)

2. SHARES OF BENEFICIAL INTEREST

At June 30, 1999, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                        THE U.S.
                                                         THE            GOVERNMENT
                                                    MONEY MARKET     SECURITIES MONEY
                                                      PORTFOLIO      MARKET PORTFOLIO
                                                 ------------------------------------
Year ended June 30, 1999
 Shares sold ..................................  $ 13,314,265,139   $    963,424,640
 Shares issued in reinvestment of distributions       134,356,720         14,164,293
 Shares redeemed ..............................   (11,819,847,377)      (982,356,930)
                                                 -----------------------------------
 Net increase (decrease) ......................  $  1,628,774,482   $     (4,767,997)
                                                 ===================================
Year ended June 30, 1998
 Shares sold ..................................  $  5,690,107,931   $    963,956,819
 Shares issued in reinvestment of distributions       108,652,953         14,190,262
 Shares redeemed ..............................    (5,528,677,570)      (973,549,880)
                                                 -----------------------------------
 Net increase .................................  $    270,083,314   $      4,597,201
                                                 ===================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, Institutional Fiduciary Trust, Franklin Templeton Money Fund Trust, and Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees, as noted in the Statements of Operations.

At June 30, 1999, the shares of The Money Market Portfolio were owned by the following funds:

                                                                              PERCENTAGE OF
                                                                SHARES      OUTSTANDING SHARES
                                                             ---------------------------------
Franklin Money Fund .......................................  2,152,976,361        58.63%
Institutional Fiduciary Trust - Money Market Portfolio ....  1,295,694,772        35.28%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund    134,822,519         3.67%
Franklin Templeton Money Fund .............................     88,910,133         2.42%

At June 30, 1999, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                                           PERCENTAGE OF
                                                                                              SHARES     OUTSTANDING SHARES
                                                                                            -------------------------------
Institutional Fiduciary Trust - Franklin U.S. Government Securities Money Market Portfolio  113,377,163         43.87%
Franklin Federal Money Fund ..............................................................  145,081,218         56.13%



THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (continued)

4. INCOME TAXES

At June 30, 1999, The Money Market Portfolio has deferred capital losses occurring subsequent to October 31, 1998 of $8,692. For tax purposes, such losses will be reflected in the year ending June 30, 2000.


THE MONEY MARKET PORTFOLIOS
INDEPENDENT AUDITORS' REPORT


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF THE MONEY MARKET PORTFOLIOS

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Money Market Portfolios (hereafter referred to as the "Portfolios") at June 30, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
August 3, 1999